Commitments and Contingencies - Additional Information (Detail) (USD $)	Dec. 31, 2013
Commitments Contingencies And Guarantees [Line Items]
Fair value of guarantees under commercial and standby letters of credit	$ 1,050,000
Minimum [Member]
Commitments Contingencies And Guarantees [Line Items]
Estimated losses associated with legal proceedings	0
Maximum [Member]
Commitments Contingencies And Guarantees [Line Items]
Estimated losses associated with legal proceedings	$ 725,000